Equity	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity	Equity
Number of shares issued

(in shares)	December 31, 2024	December 31, 2023	December 31, 2022
On issue at January 1	220,024,713	220,024,713	220,024,713
On issue at December 31 - fully paid	220,024,713	220,024,713	220,024,713

As at December 31, 2024, the share capital is represented by 220,024,713 shares. The shares have no nominal value.
As at December 31, 2024, the authorized share capital not issued amounts to $83,898,616 (2023 and 2022: $83,898,616) or the equivalent of 77,189,888 shares (2023 and 2022: 77,189,888 shares).
The holders of ordinary shares are entitled to receive dividends when declared and are entitled to one vote per share at the shareholders' meetings of the Group.
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.
Hedging reserve
The hedging instruments were as follows:

	2024
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI	Recycled into P&L
Interest rate swaps
$161.1 million facility	111,545	2,145	—	1,005	—
Total	111,545	2,145	—	1,005	—

	2023
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI	Recycled into P&L
Interest rate swaps
$173.6 million facility - Cap Quebec and Cap Pembroke	—	—	—	(314)	(1,456)
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur	—	—	—	(1,256)	(3,860)
$713.0 million facility	—	—	—	(4,823)	(12,599)
$73.5 million facility - Cedar and Cypres	—	—	—	(298)	(5,167)
$150.0 million facility	93,607	1,286	146	(1,108)	—
$447.0 million facility	—	—	—	1,635	(1,635)
Fx swaps
Fx Euro hedge	—	—	—	—	(1,032)
Total	93,607	1,286	146	(6,164)	(25,749)

The Group, through the long term charter parties with Valero for two Suezmaxes (Cap Quebec and Cap Pembroke), entered on March 28, 2018, and April 20, 2018, in two IRSs for a combined notional value of $86.8 million. These IRSs are used to hedge the risk related to the fluctuation of the LIBOR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs are matching the repayment profile of the underlying $173.6 million facility. On November 9, 2023 these hedges have been unwound due to the repayment of the underlying facility and have been recognized in profit or loss. $(1.8) million has been recognized in total in OCI in 2023.
As part of the fuel hedging program, the Group entered during 2023 and 2022 into several commodity swaps and futures in connection with its low sulfur fuel oil project for a combined notional value of $72.2 million and $158.8 million, respectively. These swaps are used to hedge a potential increase in the index underlying the price of low sulfur fuel between the purchase date and the delivery date of the product, i.e. when the title to the low sulfur fuel is actually transferred. These instruments do not qualify as hedging instruments in a cash flow hedge relationship under IFRS9. The changes in fair value are directly recognized in profit or loss. In November 2023, management decided to discontinue the bunker storage and offloading program and sold the ULCC Oceania. As a consequence, there is no longer an active fuel hedging program during 2024.

The Group, through the long term charter parties with Valero for two Suezmaxes (Cap Corpus Christi and Cap Port Arthur), entered on October 26, 2020 in two IRSs for a combined notional value of $70.1 million with effective date in 2021. These IRSs are used to hedge the risk related to the fluctuation of the LIBOR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs are matching the repayment profile of the underlying $173.6 million facility. On November 9, 2023, these hedges have been unwound due to the repayment of the underlying facility and have been recognized in profit or loss. $(5.1) million has been recognized in total in OCI in 2023.

The Group entered in the second half of 2020 in six Interest Rate Swaps (IRSs) for a combined notional value of $237.2 million with effective date in 2021. These IRSs are used to hedge the risk related to the fluctuation of the LIBOR rate in connection with the $713.0 million sustainability linked loan and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. On November 9, 2023, these hedges have been unwound due to the repayment of the underlying facility and have been recognized in profit or loss. $(17.4) million has been recognized in total in OCI in 2023.

The Group entered on January 26, 2022 into an interest rate swap agreement, in relation to the $73.45 million term loan which had been concluded for the acquisition of the Suezmaxes Cedar and Cypress for a notional value of $73.45 million. This IRS is used to hedge the risk related to the fluctuation of the LIBOR rate and qualifies as hedging instrument in a cash flow hedge relationship under IFRS 9. This instrument has been measured at fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. This IRS is matching the repayment profile of the underlying $73.45 million facility. On November 24, 2023 this hedge has been unwound due to the repayment of the underlying facility and has been recognized in profit or loss. $(5.5) million has been recognized in total in OCI in total in 2023.

The Group, in connection to the $150.0 million facility raised on June 21, 2022 and amended in 2024 to $161.1 million, entered into several Interest Rate Swaps (IRSs) for a combined notional value of $109.4 million. These IRSs are used to hedge the risk related to the fluctuation of the LIBOR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs are matching the repayment profile of the facility and mature on March 31, 2030. The notional value of these instruments at December 31, 2024 amounted to $111.5 million. The fair value of these instruments at December 31, 2024 amounted to $2.1 million (see Note 11 and 13) and $1.0 million has been recognized in OCI in 2024.

The Group, in connection to the $447.0 million facility raised on December 6, 2022, entered into two Interest Rate Swaps (IRSs) for a combined notional value of $70.0 million. These IRSs are used to hedge the risk related to the fluctuation of the SOFR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. On November 9, 2023 these hedges have been unwound due to the repayment of the underlying facility and has been recognized in profit or loss.

The Group entered on August 22, 2022 into four Fx Swaps to hedge 20% of the short position for 2023 and entered into several Fx Swap transactions during the first half 2023. These Fx Swaps are used to hedge the risk related to the fluctuation of EUR/USD. The hedges qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. All these hedges matured in 2023. $(1.0) million has been recycled into P&L in 2023.

No Fx swaps have been entered into in 2024.
Treasury shares
As of December 31, 2024, CMB.TECH owned 25,807,878 of its own shares, compared to 17,790,716 of shares owned on December 31, 2023. In the twelve months period ended December 31, 2024, the Company purchased on the NYSE and on Euronext Brussels a total of 8,017,162 shares.
Distributions
The Special Shareholders’ Meeting held on July 2, 2024 approved the dividend distribution amounting to $1.15 per share, being a combination of an intermediary dividend of $0.27 per share and $0.88 per share from the share issue premium.

On May 16, 2024, the Annual Shareholders' meeting approved a full year dividend for 2023 of $4.57 per share. This pay out was a combination of a dividend of $0.27 per share and a share premium of $4.30 per share via the issue premium reserve.

The total amount of dividends declared in 2024 was $1,110.9 million ($646.3 million in 2023 and $24.2 million in 2022) and $1,126.7 million was paid in 2024 ($630.5 million in 2023 and $24.2 million in 2022).

Long term incentive plans
The Group did not issue any new long term incentive plans in 2024 and all previously existing LTIP plans terminated at the end of 2023 following the change in control. Please see Note 24 for more information on the old plans.